Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - MXN ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025
Net revenues
Domestic	$ 328,056,755		$ 252,664,591		$ 576,207,298		$ 490,923,981
Incentive for automotive fuels	0		0
Export	181,810,988		138,391,411		298,894,831		295,198,265
Services income	575,636		565,020		1,036,838		1,088,279
Total revenues	510,443,379		391,621,022		876,138,967		787,210,525
(Impairment) of wells, pipelines, properties, plant and equipment, net	13,622,694		(34,573,356)		(699,170)		(40,193,684)
Cost of sales	384,356,219		306,874,481		647,025,006		587,829,302
Gross income	139,709,854		50,173,185		228,414,791		159,187,539
Other revenues (expenses):
Distribution, transportation and sale expenses	3,943,851		7,022,655		7,669,633		11,267,346
Administrative expenses	49,473,420		57,546,077		96,421,777		104,461,951
Other revenues	1,280,692		4,073,061		4,185,957		16,435,185
Other expenses	2,090,691		777,253		3,520,326		7,405,536
Operating income	85,482,584		(11,099,739)		124,989,012		52,487,891
Welfare oil duty	69,250,688		47,225,596		116,951,434		103,067,978
Operating income (loss) after Welfare oil duty	16,231,896		(58,325,335)		8,037,578		(50,580,087)
Financing income	2,453,345	[1]	2,318,433	[1]	13,886,330	[2]	7,087,585	[2]
Financing (cost)	46,712,330	[3]	38,466,912	[3]	77,876,697	[4]	79,868,780	[4]
Derivative financial instruments (cost) income, net	(2,367,011)		19,084,845		(12,334,279)		20,932,405
Foreign exchange income, net	49,267,052		134,685,055		40,331,652		119,627,066
Sum of financing income, financing cost, derivative financial instruments (cost) income, net and foreign exchange (loss), net	2,641,056		117,621,421		(35,992,994)		67,778,276
Profit sharing in associates	191,438		298,801		381,061		366,102
(Loss) income before duties, taxes and other	19,064,390		59,594,887		(27,574,355)		17,564,291
Income tax expense	1,040,005		78,531
Total duties, taxes and other	1,040,005		78,531		394,222		1,376,867
Net (loss) income	18,024,385		59,516,356		(27,968,577)		16,187,424
Currency translation effect	(16,132,211)		(38,245,983)		(13,058,320)		(36,971,023)
Actuarial (losses) - employee benefits, net of taxes					0		(95,566,136)
Total other comprehensive results	(16,132,211)		(38,245,983)		(13,058,320)		(132,537,159)
Total comprehensive (loss) income	1,892,174		21,270,373		(41,026,897)		(116,349,735)
Net (loss) income attributable to:
Controlling interest	18,023,182		59,520,793		(27,968,207)		16,193,513
Non-controlling interest	1,203		(4,437)		(370)		(6,089)
Net (loss) income	18,024,385		59,516,356		(27,968,577)		16,187,424
Other comprehensive results attributable to:
Controlling interest	(16,129,692)		(38,240,802)		(13,056,384)		(132,532,006)
Non-controlling interest	(2,519)		(5,181)		(1,936)		(5,153)
Total other comprehensive results	(16,132,211)		(38,245,983)		(13,058,320)		(132,537,159)
Comprehensive income (loss):
Controlling interest	1,893,490		21,279,991		(41,024,591)		(116,338,493)
Non-controlling interest	(1,316)		(9,618)		(2,306)		(11,242)
Total comprehensive (loss) income	$ 1,892,174		$ 21,270,373		$ (41,026,897)		$ (116,349,735)

[1]	Includes financing income from investments and gains from changes in the discount rate applied to the provision for plugging of wells in 2026 and 2025.
[2]	Includes financing income from investments and gains from changes in the discount rate applied to the provision for plugging of wells in 2026 and 2025.
[3]	Mainly interest on debt.
[4]	Mainly interest on debt.